                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER


 Report for the Calendar Year or Quarter Ended: September 30, 2003
                                              --------------------

 Check here if Amendment [ ]; Amendment Number:
                                              -----------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                            entries.

 Institutional Investment Manager Filing this Report:

Name:     ACCOUNT MANAGEMENT, LLC
          ---------------------------------------------
 Address:  17 Arlington Street
          ---------------------------------------------
           Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-01363
                          -----------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Peter deRoetth
          ---------------------------------------------
 Title:    Principal
          ---------------------------------------------
 Phone:    617/236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

  /s/ Peter deRoetth       Boston, MA                   11/12/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
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                                                                                                                  (SEC USE ONLY)
Page   1   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
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                                                                                                               Item 8:
                                                                     Item 6:                              Voting Authority
   Item 1:     Item 2:     Item 3:     Item 4:    Item 5:      Investment Discretion        Item 7.           (Shares)
   Name of    Title of      CUSIP       Fair     Shares or ------------------------------  Managers   -----------------------------
   Issuer      Class       Number      Market    Principal   (a)        (b)        (c)    See Instr.
                                       Value      Amount     Sole     Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                     As Defined   Other
                                                                     in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
    Maxim
 Integrated    Common
   Products    Stock      57772K101  85,243,938  2,164,101 2,164,101                                 2,164,101
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate
  Executive    Common
    Board      Stock      21988R102  18,061,628    383,800   383,800                                   383,800
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     IDT
 Corporation   Common
   Class B     Stock      448947309  33,246,654  1,840,900 1,840,900                                 1,840,900
-----------------------------------------------------------------------------------------------------------------------------------
     IDT       Common
 Corporation   Stock      448947101     668,304     37,800    37,800                                    37,800
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               Common
Supertex Inc.  Stock      868532102  14,231,802    793,300   793,300                                   793,300
-----------------------------------------------------------------------------------------------------------------------------------
               Common
Costar Group   Stock      22160N109   5,786,592    221,200   221,200                                   221,200
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   Credit
 Acceptance    Common
 Corporation   Stock      225310101   9,342,840    826,800   826,800                                   826,800
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 Lionbridge    Common
 Technology    Stock      536252109   6,969,445    930,500   930,500                                   930,500
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               Common
 Adtran Inc.   Stock      00738A106   1,020,600     15,000    15,000                                    15,000
-----------------------------------------------------------------------------------------------------------------------------------
   Miller      Common
 Industries    Stock      600551204     353,043     87,171    87,171                                    87,171
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COLUMN TOTALS                       174,924,846  7,300,572
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

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
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                                                                                                                  (SEC USE ONLY)

Page   2   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
     -----    -----                                                           -----------------------
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                                                                                                               Item 8:
                                                                     Item 6:                              Voting Authority
   Item 1:     Item 2:     Item 3:   Item 4:    Item 5:        Investment Discretion        Item 7.           (Shares)
   Name of    Title of      CUSIP     Fair     Shares or   -----------------------------  Managers   ------------------------------
   Issuer      Class       Number    Market    Principal   (a)         (b)        (c)    See Instr.
                                     Value      Amount     Sole      Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                    As Defined   Other
                                                                    in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
 CyberSource   Common
 Corporation   Stock      23251J106    687,392   171,848   171,848                                    171,848
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  Net2Phone,   Common
     Inc.      Stock      64108N106 12,074,185 1,913,500 1,913,500                                  1,913,500
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   Goldcorp    Common
     Inc.      Stock      380956409    209,400    15,000    15,000                                     15,000
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 Placer Dome   Common
     Inc.      Stock      725906101    371,250    27,000    27,000                                     27,000
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 Dean Foods,   Common
     Inc.      Stock      242370104  4,607,955   148,500   148,500                                    148,500
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  Province     Common
 Healthcare    Stock
     Co.                  743977100    958,300    74,000    74,000                                     74,000
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  Critical     Common
 Path, Inc.    Stock      22674V100  2,577,500 1,043,100 1,043,100                                  1,043,100
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  Citicorp     Common
               Stock      172967101  1,092,240    24,000    24,000                                     24,000
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Phelps Dodge   Common
 Corporation   Stock      717265102  1,193,400    25,500    25,500                                     25,500
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Agnico Eagle   Common
 Mines Ltd.    Stock      008474108    651,990    52,750    52,750                                     52,750
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    COLUMN
     TOTALS                         24,423,612 3,495,198
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

                                                                                                              ---------------------
                                                                                                                  (SEC USE ONLY)
Page   3   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
     -----    -----                                                           -----------------------
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                                                                                                               Item 8:
                                                                     Item 6:                              Voting Authority
   Item 1:     Item 2:   Item 3:     Item 4:    Item 5:        Investment Discretion        Item 7.           (Shares)
   Name of    Title of    CUSIP       Fair     Shares or   -----------------------------  Managers   ------------------------------
   Issuer      Class     Number      Market    Principal   (a)         (b)        (c)    See Instr.
                                     Value      Amount     Sole      Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                    As Defined   Other
                                                                    in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
    Bright
   Horizons    Common
    Family     Stock
   Solutions            109195107   6,152,300   154,000  154,000                                     154,000
-----------------------------------------------------------------------------------------------------------------------------------
    Federal    Common
    National   Stock
    Mortgage            313586109     456,300     6,500    6,500                                       6,500
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      Sun      Common
   Hydraulics  Stock    866942105   1,527,962   218,000  218,000                                     218,000
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    Hewlett    Common
    Packard    Stock    428236103     377,520    19,500   19,500                                      19,500
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   Pan Amer    Common
    Silver     Stock    697900108     158,895    16,500   16,500                                      16,500
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    Glaxo      Common
   Wellcome    Stock    37733W105     538,438    12,699   12,699                                      12,699
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    Exxon      Common
               Stock    302290101     483,120    13,200   13,200                                      13,200
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    Cabot      Common
 Corporation   Stock    038505103     370,630    13,000   13,000                                      13,000
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   Aradigm     Common
 Corporation   Stock    038505103     486,995   281,500  281,500                                     281,500
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ChevronTexaco  Common
 Corporation   Stock    166764100     307,235     4,300    4,300                                       4,300
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     COLUMN
      TOTALS                       10,859,395   739,199
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

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
                                                                                                              ----------------------
                                                                                                                  (SEC USE ONLY)
Page   4   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
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                                                                                                                 Item 8:
                                                                       Item 6:                              Voting Authority
      Item 1:     Item 2:   Item 3:    Item 4:    Item 5:        Investment Discretion        Item 7.           (Shares)
      Name of    Title of    CUSIP      Fair     Shares or   -----------------------------  Managers   -----------------------------
      Issuer      Class     Number     Market    Principal   (a)         (b)        (c)    See Instr.
                                       Value      Amount     Sole      Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                      As Defined   Other
                                                                      in Instr. V
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
                  Common
     Pepsico      Stock    713344108    412,470    9,000      9,000                                     9,000
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   Johnson and    Common
     Johnson      Stock    478160104  2,800,059   56,544     56,544                                    56,544
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                  Common
  Schlumberger    Stock    806857108  1,064,800   22,000     22,000                                    22,000
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Newmount Mining   Common
  Corporation     Stock    651639106  3,322,650   85,000     85,000                                    85,000
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    Aberdeen
  Asia-Pacific    Common
     Income       Stock    003009107  1,162,800  204,000    204,000                                   204,000
------------------------------------------------------------------------------------------------------------------------------------
 Liberty Media    Common
 Corp. Ser. A     Stock    530718105  1,839,066  184,460    184,460                                   184,460
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                  Common
  Dow Chemical    Stock    260543103    333,535   10,250     10,250                                    10,250
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   Berkshire
 Hathaway Inc.    Common
 Class A Common   Stock    084670108  1,575,000       21         21                                        21
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    Applied       Common
 Materials Inc.   Stock    038222105    181,300   10,000     10,000                                    10,000
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   COLUMN TOTALS                     12,691,680  581,275
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

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
                                                                                                              --------------------
                                                                                                                  (SEC USE ONLY)
Page   5   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
     -----    -----                                                           -----------------------
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                                                                                                               Item 8:
                                                                     Item 6:                              Voting Authority
   Item 1:       Item 2:   Item 3:   Item 4:    Item 5:        Investment Discretion        Item 7.           (Shares)
   Name of      Title of    CUSIP     Fair     Shares or   -----------------------------  Managers   -----------------------------
   Issuer        Class     Number    Market    Principal   (a)         (b)        (c)    See Instr.
                                     Value      Amount     Sole      Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                    As Defined   Other
                                                                    in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
  Invacare       Common
 Corporation     Stock    461203101    484,782    12,900   12,900                                     12,900
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Meridian Gold    Common
                 Stock    589975101     52,785     4,500    4,500                                      4,500
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  Microsoft      Common
 Corporation     Stock    594918104    433,680    15,600   15,600                                     15,600
----------------------------------------------------------------------------------------------------------------------------------
 Deere & Co.     Common
                 Stock    244199105    359,843     6,750    6,750                                      6,750
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 McDonald's      Common
    Corp.        Stock    580135101    329,560    14,000   14,000                                     14,000
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UnitedGlobalCom  Common
    Inc 'A'      Stock    913247508    122,200    20,000   20,000                                     20,000
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  Red Hat Inc.   Common
                 Stock    756577102    235,000    23,500   23,500                                     23,500
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    EMC Corp     Common
                 Stock    268648102    154,718    12,250   12,250                                     12,250
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     Abbott      Common
  Laboratories   Stock    002824100    246,790     5,800    5,800                                      5,800
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  COLUMN TOTALS                      2,419,358   115,300
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

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
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                                                                                                                  (SEC USE ONLY)
Page   6   of   6        FORM 13 F                  Name of Reporting Manager Account Management, LLC
     -----    -----                                                           -----------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Item 8:
                                                                     Item 6:                              Voting Authority
   Item 1:     Item 2:     Item 3:   Item 4:    Item 5:        Investment Discretion        Item 7.           (Shares)
   Name of    Title of      CUSIP     Fair     Shares or   -----------------------------  Managers   -----------------------------
   Issuer      Class       Number    Market    Principal   (a)         (b)        (c)    See Instr.
                                     Value      Amount     Sole      Shared-    Shared-      V      (a) Sole  (b) Shared (c) None
                                                                    As Defined   Other
                                                                    in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
    Viasys     Common
  Healthcare   Stock      92553Q209    635,593    31,465    31,465                                     31,465
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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               Common
               Stock                                             0                                          0
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COLUMN TOTALS                          635,593    31,465
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